UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03162

Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2009

Date of reporting period:	September 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments • September 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	Short-Term Variable Rate Municipal Obligations (56.3%)
	Alabama
$28,900	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Ser 2006 B	8.50%	10/07/08	$28,900,000
16,000	University of Alabama, AL, Birmingham Hospital Ser 2008-B	8.01	10/07/08	16,000,000

	Alaska
72,350	Alaska Housing Finance Corporation, Home Mortgage Ser 2007 B	7.90	10/07/08	72,350,000

	Arizona
33,760	Austin Trust, Arizona Health Facilities Authority Banner Health Ser 2008 A Custody Receipts Ser 2008-1097	7.01	10/07/08	33,760,000

	Colorado
12,000	Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005	8.00	10/07/08	12,000,000
6,255	Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio Ser 2005 A	7.98	10/07/08	6,255,000
	Colorado Health Facilities Authority,
38,700	Catholic Health Initiatives Ser 2004 B-4	8.00	10/07/08	38,700,000
16,400	Exempla Northwest Medical Center Ser 2002 A ROCs II-R Ser 10328CE	8.22	10/07/08	16,400,000
57,800	Colorado Springs, Utilities System Sub Lien Ser 2007 A	8.27	10/07/08	57,800,000
13,140	Midcities Metropolitan District No 1, STARS BNP Ser 2004-110	4.00	10/07/08	13,140,000

	Delaware
8,375	New Castle County, University Courtyard Apartments Ser 2005	8.36	10/07/08	8,375,000

	District of Columbia
	District of Columbia,
15,000	Washington Drama Society Ser 2008	7.90	10/07/08	15,000,000
5,935	Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (FSA)	6.07	10/07/08	5,935,000

	Florida
12,600	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 C	9.50	10/07/08	12,600,000
9,035	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514	4.75	10/07/08	9,035,000
19,000	Gainesville, Utilities System 2007 Ser A	7.91	10/07/08	19,000,000
20,000	Jacksonville, Capital Projects Ser 2008 B	7.90	10/07/08	20,000,000
14,000	Lakeland, Energy System Ser 2008 A	7.70	10/07/08	14,000,000
110,000	Orlando Utilities Commission, Utility System Ser 2008	7.90	10/07/08	110,000,000
30,090	Orlando-Orange County Expressway Authority, Ser 2007 A Eagle #20070107 Class A (FSA)	8.72	10/07/08	30,090,000
31,860	Puttable Floating Option Tax-Exempts Receipts, Palm Beach County School Boards Ser 2003 B COPs P-FLOATs PT-4615	8.02	10/07/08	31,860,000

	Georgia
12,400	Austin Trust, Metropolitan Atlanta Rapid Transit Authority Ser 2007 B Custody Receipts Ser 2008-1061 (FSA Insd)	5.69	10/07/08	12,400,000
16,560	DeKalb County Hospital Authority, DeKalb Medical Center Ser 2005	7.90	10/07/08	16,560,000
	DeKalb Private Hospital Authority,
58,000	Children’s Healthcare of Atlanta Ser 2008	7.92	10/07/08	58,000,000
105,000	Children’s Healthcare of Atlanta Ser 2008 B	7.87	10/07/08	105,000,000
35,000	Children’s Healthcare of Atlanta Ser 2008 C	7.85	10/07/08	35,000,000
16,550	Egleston Children’s Health Care System Ser 1994 B	7.89	10/07/08	16,550,000
11,000	Floyd County Development Authority, Berry College Ser 2006	7.90	10/07/08	11,000,000
	Fulton County Development Authority,
14,965	Children’s Healthcare of Atlanta Ser 2008	7.85	10/07/08	14,965,000
50,000	Children’s Hospital of Atlanta Ser 2008 B	7.85	10/07/08	50,000,000
	Gainesville & Hall County Hospital Authority,
8,500	Northeast Georgia Health System Inc Ser 2008 E	7.91	10/07/08	8,500,000
8,300	Northeast Georgia Health System Inc Ser 2008 F	7.91	10/07/08	8,300,000
7,715	Northeast Georgia Health System Inc Ser 2008 G	7.93	10/07/08	7,715,000
36,500	Georgia Municipal Electric Authority, General Sub Ser 1985 C	7.90	10/07/08	36,500,000
22,745	Gwinnett County Development Authority, Civic & Cultural Center Ser 2001	1.50	10/07/08	22,745,000
21,590	Gwinnett County Hospital Authority, Gwinnett Hospital System Ser 2007 B (FSA Insd)	8.05	10/07/08	21,590,000
103,140	Hall County & Gainesville Hospital Authority, Northeast Georgia Health System Inc Ser 2007 G (AGC Insd)	7.95	10/07/08	103,140,000
	Private Colleges & Universities Authority,
37,260	Emory University 2005 Ser B-2 & C-4	7.84	10/07/08	37,260,000
16,000	Emory University Ser 2008 A	1.75	10/07/08	16,000,000
46,205	Emory University 2000 Ser B	8.25	10/07/08	46,205,000

	Illinois
	Chicago,
17,400	Chicago Board of Education, Ser 2008 C Eagle #20080049 Class A (FSA)	8.76	10/07/08	17,400,000
3,425	Chicago O’Hare International Airport Ser 2008 B PUTTERs Ser 2504 (FSA Insd)	5.25	10/07/08	3,425,000
5,470	Chicago Refg Ser 2008 A ROCs II-R Ser 8099	4.73	10/07/08	5,470,000
25,365	Chicago Transit Authority, IL, Ser 2008 A COPs ROCs II-R Ser 11551 (AGC)	4.64	10/07/08	25,365,000
212,200	Cook County, Ser 2002 B	7.50	10/07/08	212,200,000
15,000	Crestwood, Trinity Christian College Association Ser 2007	8.00	10/07/08	15,000,000
	Illinois Development Finance Authority,
3,800	Museum of Contemporary Art Ser 1994	7.95	10/07/08	3,800,000

2,600	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	7.95	10/07/08	2,600,000
10,000	Illinois Educational Facilities Authority, University of Chicago Ser B-1	1.85	07/28/09	10,000,000
	Illinois Finance Authority,
36,525	Advocate Health Care Network Ser 2008 Subser B-4	7.93	10/07/08	36,525,000
129,900	Advocate Health Care Network Ser 2008 Subser C-1	7.93	10/07/08	129,900,000
13,200	Dominican University Ser 2006	7.95	10/07/08	13,200,000
22,260	Resurrection Health Care System Ser 2005 C	9.20	10/07/08	22,260,000
38,847	University of Chicago Ser 2008	8.00	10/07/08	38,847,000
	Illinois Toll Highway Authority,
18,495	Refg 1998 Ser B (FSA Insd)	8.35	10/07/08	18,495,000
12,900	Toll Highway Senior Priority Ser 1998 A PUTTERs Ser 2754 (FSA Insd)	4.93	10/07/08	12,900,000
13,050	Oak Forest, Homewood South Suburban Mayors & Managers Association Ser 1989	8.00	10/07/08	13,050,000

	Indiana
	Indiana Finance Authority,
7,280	Correctional Facility Ser 2003 PUTTERS Ser 3073	5.25	10/07/08	7,280,000
35,500	Lease Appropriation Stadium Ser 2005 A-3 & A-4	8.00	10/07/08	35,500,000
20,000	Lease Appropriation Stadium Ser 2005 A-5	8.00	10/07/08	20,000,000
22,500	Lease Appropriation Stadium Ser 2007 A-2 & A-3	1.50	10/07/08	22,500,000
11,765	Indiana Health Facility Financing Authority, Deaconess Hospital Ser 2004 B	8.00	10/07/08	11,765,000
2,465	Indiana University Trustees, Ser 2008 A PUTTERs Ser 2494	6.66	10/07/08	2,465,000
27,980	St Joseph County Hospital Authority, Memorial Health System Ser 2007 ROCs II-R Ser 11031	3.68	10/07/08	27,980,000

	Iowa
9,350	Iowa Finance Authority, Northcrest Inc Ser 2006	8.00	10/07/08	9,350,000

	Kansas
10,025	J P Morgan Chase & Co, KY, Department of Transportation Ser 2004 B-2 PUTTERs Ser 3124	4.75	10/07/08	10,025,000
3,840	Kansas Department of Transportation, Highway Ser 2004 A PUTTERs Ser 2969 (FSA)	5.26	10/07/08	3,840,000

	Kentucky
10,800	Georgetown, Industrial Building Refg Georgetown College Ser 2006	8.00	10/07/08	10,800,000
21,190	Henderson County, Community United Methodist Hospital Inc Ser 2003 B	8.00	10/07/08	21,190,000
2,800	Kentucky Incorporated Public Energy Authority, Ser A	4.50	10/07/08	2,800,000
6,650	Madisonville, Trover Clinic Foundation Inc Ser 2006 (AGC Insd)	8.10	10/07/08	6,650,000
11,750	Williamsburg, Cumberland College Ser 2002	8.00	10/07/08	11,750,000

	Louisiana
50,000	Ascension Parish Industrial Development Board, IMTT-Geismar Ser 2007	7.90	10/07/08	50,000,000
9,898	Louisiana Municipal Natural Gas Purchasing & Distribution Authority, Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q	7.96	10/07/08	9,898,000

	Maine
18,600	Maine Health & Higher Educational Facilities Authority, Bowdoin College Ser 2008	7.50	10/07/08	18,600,000

	Maryland
9,815	Maryland Department of Transportation, Consolidated Ser 2008 ROCs II-R Ser 4098	5.00	10/07/08	9,815,000
20,780	Maryland Department of Transportation, Consolidated Ser 2008 ROCs II-R Ser 8113	5.00	10/07/08	20,780,000

9,500	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	7.77	10/07/08	9,500,000
9,100	Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives Ser 1997 B	7.98	10/07/08	9,100,000
	Maryland Health & Higher Educational Facilities Authority,
7,125	LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC)	5.67	10/07/08	7,125,000
22,370	Loyola College Ser 2008	7.20	10/07/08	22,370,000

	Massachusetts
18,520	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2008 A-1	7.40	10/07/08	18,520,000
52,500	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2008 A-2	5.50	10/07/08	52,500,000
10,060	Massachusetts Development Finance Agency, Wentworth Institute of Technology Ser 2008	8.23	10/07/08	10,060,000
31,300	Massachusetts Health & Educational Facilities Authority, Northeastern University Ser T-3	2.25	06/15/09	31,300,000

	Michigan
	Kent Hospital Finance Authority,
22,900	Metropolitan Hospital Ser 2005 B	7.50	10/07/08	22,900,000
43,000	Spectrum Health Ser 2008 B-1 & B-3	7.88	10/07/08	43,000,000
	Michigan Hospital Finance Authority,
29,500	Ascension Health Ser 1999 B-4	3.56	10/07/08	29,500,000
27,500	Ascension Health Ser 2008 B-6	7.80	10/07/08	27,500,000
83,560	Henry Ford Health System Ser 2006 B & C	7.90	10/07/08	83,560,000
6,185	Trinity Health Credit Group Ser 2006 A	6.30	10/07/08	6,185,000
33,045	Michigan State University, Ser 2003 A	7.82	10/07/08	33,045,000
10,880	Oakland University, Ser 2008	7.75	10/07/08	10,880,000

	Minnesota
70,000	Rochester, Health Care Facilities Mayo Foundation Ser 2002 A & B	5.50	10/07/08	70,000,000
	St Cloud,
31,255	CentraCare Health System Ser 2008 A (AGC Insd)	7.98	10/07/08	31,255,000
10,000	CentraCare Health System Ser 2008 C (AGC Insd)	8.10	10/07/08	10,000,000

	Mississippi
70,600	Perry County, Leaf River Forest Products Inc Ser 2002	7.90	10/07/08	70,600,000

	Missouri
	Missouri Health & Educational Facilities Authority,
8,890	BJC Health System Ser 2003 PUTTERs Ser 2587	7.44	10/07/08	8,890,000
28,100	BJC Health System Ser 2008 B	7.76	10/07/08	28,100,000
39,400	BJC Health System Ser 2008 C & D	5.05	10/07/08	39,400,000
9,770	Missouri Highways & Transportation Commission, State Road Ser 2006 B ROCs II-R Ser 8102	4.42	10/07/08	9,770,000

	New Hampshire
	New Hampshire Health & Education Facilities Authority,
16,535	LRG Healthcare Ser 2006 B	8.32	10/07/08	16,535,000
21,540	University System of New Hampshire Ser 2005 A	4.75	10/07/08	21,540,000
20,695	University System of New Hampshire Ser 2005 B	4.75	10/07/08	20,695,000

	New Jersey
20,340	New Jersey Economic Development Authority, School Facilities Construction Ser 2005 O ROCs II-R Ser 437	5.01	10/07/08	20,340,000

	New Mexico
12,000	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-2	7.50	10/07/08	12,000,000

	New York
10,395	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	4.36	10/07/08	10,395,000
10,000	J P Morgan Chase & Co, New York Convention Center Development Corp Ser 2005 PUTTERs Ser 3126 (BHAC)	6.04	10/07/08	10,000,000
17,300	New York, Fiscal 2008 Sub Ser D-4	8.00	10/07/08	17,300,000
80,960	New York City Industrial Development Agency, One Bryant Park LLC Ser 2004 A	7.50	10/07/08	80,960,000
14,500	New York City Municipal Water Finance Authority, Water & Sewer System PUTTERs Ser 3092	6.02	10/07/08	14,500,000
15,000	Port Authority of New York & New Jersey, Cons 135th Ser 2004 PUTTERs Ser 3094	6.07	10/07/08	15,000,000
21,755	Triborough Bridge & Tunnel Authority, NY, Ser 2005 B-4	8.25	10/07/08	21,755,000

	North Carolina
33,600	Charlotte-Mecklenburg Hospital Authority, Carolinas HealthCare System Ser 2007 C	7.25	10/07/08	33,600,000
	Mecklenburg County,
5,450	Ser 2004 COPs	0.95	10/07/08	5,450,000
13,500	Ser 2008 A COPs	2.30	10/07/08	13,500,000
	North Carolina,
33,395	Ser 2002 D	7.00	10/07/08	33,395,000
43,485	Ser 2002 G	7.00	10/07/08	43,485,000
	North Carolina Medical Care Commission,
47,900	Duke University Health System Ser 2005 B & C	7.91	10/07/08	47,900,000
40,000	Winston-Salem, Water & Sewer System Ser 2007 B	7.91	10/07/08	40,000,000

	Ohio
	Columbus,
14,200	Sewer Ser 2008 B	7.76	10/07/08	14,200,000
1,400	Sewer Ser 2008 PUTTERs Ser 2456	5.56	10/07/08	1,400,000
78,900	Franklin County, OhioHealth Corp Ser 2008 A	7.93	10/07/08	78,900,000
	Montgomery County,
15,000	Catholic Health Initiatives Ser 2006 B-1	8.00	10/07/08	15,000,000
20,000	Catholic Health Initiatives Ser 2006 B-2	7.88	10/07/08	20,000,000
15,420	Portage County, Robinson Memorial Hospital Ser 2005	8.01	10/07/08	15,420,000

	Oklahoma
16,000	Oklahoma Development Finance Authority, Inverness Village Ser 2007 A	8.00	10/07/08	16,000,000

	Oregon
36,500	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	7.92	10/07/08	36,500,000
	Oregon Facilities Authority,
30,000	Lewis & Clark College Ser 2008 A	7.90	10/07/08	30,000,000
31,810	PeaceHealth Ser 2008 A & B	7.75	10/07/08	31,810,000
54,805	Oregon Health Sciences University, OSHU Medical Group Ser 2004 A	8.25	10/07/08	54,805,000

	Pennsylvania
10,510	Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh Ser 2002	8.01	10/07/08	10,510,000
28,900	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Ser 2006	8.00	10/07/08	28,900,000
92,700	Delaware Valley Regional Finance Authority, Local Government Ser 1986	7.85	10/07/08	92,700,000
3,500	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	8.25	10/07/08	3,500,000
35,000	Pennsylvania Housing Finance Agency, Rental Housing Ser 2008 D	7.50	10/07/08	35,000,000
	Pennsylvania Turnpike Commission,
37,750	2002 Ser A-3	7.95	10/07/08	37,750,000
30,000	Ser 2008 B-1	8.20	10/07/08	30,000,000
30,000	Ser 2008 B-2	7.25	10/07/08	30,000,000
50,000	Philadelphia, Water & Wastewater Ser 2003 (FSA Insd)	8.10	10/07/08	50,000,000
60,000	Pittsburgh & Allegheny County Sports & Exhibition Authority, Commonwealth Lease Ser 2007 A (FSA Insd)	8.40	10/07/08	60,000,000
8,830	Washington County Authority, Girard Estate Ser 1999	7.90	10/07/08	8,830,000

	Rhode Island
22,925	Rhode Island Health & Educational Building Corporation, Brown University Ser 2001 B	7.95	10/07/08	22,925,000

	South Carolina
10,425	South Carolina Educational Facilities Authority, Charleston Southern University Ser 2003	7.25	10/07/08	10,425,000
90	South Carolina Transportation Infrastructure Bank, Ser 2003 B-3	7.95	10/07/08	90,000
20,125	Spartanburg Regional Health Services District, Hospital Ser 2008-B (AGC Insd)	8.35	10/07/08	20,125,000

	South Dakota
10,000	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	8.25	10/07/08	10,000,000

	Tennessee
9,200	Chattanooga Health Educational & Housing Facility Board, The Baylor School Ser 2004	7.90	10/07/08	9,200,000
28,240	Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	7.90	10/07/08	28,240,000
8,400	Jackson Health Educational & Housing Facility Board, Union University Ser 2005	7.90	10/07/08	8,400,000
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board,
4,400	Ensworth School Ser 2002	1.25	10/07/08	4,400,000
6,995	Mary Queen of Angels Inc Ser 2000	2.291	10/07/08	6,995,000
29,825	Montgomery County Public Building Authority, Pooled Financing Ser 1997 & Ser 1999	7.25	10/07/08	29,825,000
17,355	Shelby County, 2008 Ser A	7.90	10/07/08	17,355,000
	Shelby County Health Educational & Housing Facilities Board,
35,000	Methodist Le Bonheur Healthcare Ser 2008 A	8.10	10/07/08	35,000,000
	Tennergy Corporation,
22,455	Gas Ser 2006 A PUTTERs Ser 1258Q	7.96	10/07/08	22,455,000
43,070	Gas Ser 2006 B PUTTERs Ser 1260B	4.20	10/07/08	43,070,000

	Texas
	Austin Trust,
16,500	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1162	8.00	10/07/08	16,500,000

15,000	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1163	8.00	10/07/08	15,000,000
28,495	Red River Education Finance Corp St Marks School Ser 2007 Custody Receipts Ser 2007-334	7.95	10/07/08	28,495,000
19,815	Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	6.80	10/07/08	19,815,000
31,000	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026	8.00	10/07/08	31,000,000
15,300	Austin, Hotel Occupancy Tax Sub Lien Ser 2008 A & B	8.50	10/07/08	15,300,000
7,000	Dallas Area Rapid Transit, Sales Tax Ser 2008 Eagle #20080017 Class A	8.24	10/07/08	7,000,000
11,500	El Paso Health Facilities Development Corporation, Bienvivir Senior Health Services Ser 2007	8.01	10/07/08	11,500,000
1,320	Harris County Flood Control District, Ser 2007 PUTTERs Ser 2542	6.70	10/07/08	1,320,000
19,100	Harris County Health Facilities Development Corporation,	7.50	10/07/08	19,100,000
	Baylor College of Medicine Ser 2008 C
	Harris County Cultural Education Facilities Financing Corporation,
63,240	Methodist Hospital System Ser 2008 C-3	1.60	11/18/08	63,240,000
86,240	Methodist Hospital System Ser 2008 C-4	1.60	11/18/08	86,240,000
15,200	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	7.93	10/07/08	15,200,000
	Houston,
57,000	Combined Utility System First Lien Ser 2004 B	7.25	10/07/08	57,000,000
5,120	Combined Utility System Ser 2004 ROCs II-R Ser 4559 (FSA Insd)	4.64	10/07/08	5,120,000
4,595	Combined Utility System Ser 2005 PUTTERs Ser 2502 (FSA Insd)	4.32	10/07/08	4,595,000
4,950	Houston Independent School District, Ser 2008 Eagle #20080018 Class A	8.24	10/07/08	4,950,000
10,035	Houston, Water & Sewer System Ser 2002 A PUTTERS Ser 2786 (FSA Insd)	5.25	10/07/08	10,035,000
22,000	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	1.70	02/15/09	22,000,000
16,325	J P Morgan Chase & Co, Waco Education Finance Corp Baylor University Ser 2008 C PUTTERs Ser 3128	5.02	10/07/08	16,325,000
5,930	McLennan County Junior College District, Ser 2007 PUTTERs Ser 2988 (FSA Insd)	4.70	10/07/08	5,930,000
20,390	Mississippi Development Bank, Walnut Grove Youth Correctional Facility Ser 2008 A	7.25	10/07/08	20,390,000
11,830	Rockwall Independent School District, Ser 2001 PUTTERs Ser 2766 (PSF Insd)	5.35	10/07/08	11,830,000
3,095	San Antonio, Electric & Gas Ser 2007 PUTTERs Ser 2503	4.22	10/07/08	3,095,000
	Tarrant County Cultural Education Facilities Finance Corporation,
30,000	Methodist Hospitals of Dallas Ser 2008 B	9.15	10/07/08	30,000,000
40,975	Scott White Memorial Hospital Ser 2008	7.90	10/07/08	40,975,000
44,000	Texas Municipal Gas Acquisition & Supply Corp II, Ser 2007 B ROCs II-R Ser 10014	5.65	10/07/08	44,000,000
	Texas Transportation Commission,
1,525	Mobility Fund Ser 2005-A PUTTERs Ser 2491	6.65	10/07/08	1,525,000
4,200	Mobility Fund Ser 2007 PUTTERs Ser 2492	6.63	10/07/08	4,200,000
11,200	Mobility Fund Ser 2008 PUTTERs Ser 2615	6.93	10/07/08	11,200,000
2,195	Mobility Fund Ser 2008-A PUTTERs Ser 2481	4.29	10/07/08	2,195,000
1,800	Mobility Fund Ser 2008-A PUTTERs Ser 2490	6.61	10/07/08	1,800,000
40,000	Travis County Health Facilities Development Corporation, Longhorn Village Ser 2008 B	7.93	10/07/08	40,000,000

	Utah
58,700	Central Utah Water Conservancy District, Ser 2008 A	8.35	10/07/08	58,700,000
45,850	Murray City, IHC Health Services Inc Ser 2005 D	7.93	10/07/08	45,850,000
34,900	Utah Water Finance Agency, Ser 2008 B-2	8.32	10/07/08	34,900,000

	Vermont
16,455	Vermont Economic Development Authority, Wake Robin Corporation Ser 2006 B	8.25	10/07/08	16,455,000
11,000	Vermont Housing Finance Agency, West Block University of Vermont Apartments Ser 2004 A	8.00	10/07/08	11,000,000

	Virginia
17,100	Chesapeake Hospital Authority, Chesapeake General Hospital Ser 2001A	7.90	10/07/08	17,100,000
50,000	Fairfax County Industrial Development Authority, Inova Health System Foundation Ser 2000	9.25	10/07/08	50,000,000
41,100	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 F	7.77	10/07/08	41,100,000
34,275	Stafford County Industrial Development Authority, VML/VACo Direct Loan Ser 2008 B-1	7.20	10/07/08	34,275,000

	Washington
3,295	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Ser 2007 A PUTTERs Ser 2482 (FSA Insd)	4.30	10/07/08	3,295,000
9,675	Eclipse Funding Trust, WA, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002	4.41	10/07/08	9,675,000
3,720	Pierce County, Puyallup School District No 3 PUTTERs Ser 415 (FSA Insd)	4.75	10/07/08	3,720,000
	Washington Health Care Facilities Authority,
10,225	PeaceHealth Ser 2008 B	7.75	10/07/08	10,225,000
64,000	Swedish Health Services Ser 2006	8.03	10/07/08	64,000,000
8,000	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	8.28	10/07/08	8,000,000
1,200	Washington State, Ser 2008 C PUTTERs Ser 2480	4.27	10/07/08	1,200,000
121,175	Washington State Housing Commission, Mirabella Ser 2006 A	6.00	10/01/08	121,175,000

	Wisconsin
28,300	Wisconsin Health & Educational Facilities Authority, Indian Community School of Milwaukee Ser 2007	7.95	10/07/08	28,300,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $5,451,040,000)			5,451,040,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Tax-Exempt Commercial Paper (6.2%)
	Florida
30,000	Hillsborough County, Ser 2002 A	1.70%	03/19/09	1.70	30,000,000

	Illinois
12,000	Illinois Development Finance Authority, Loyola University	1.75	01/06/09	1.75	12,000,000
20,000	Illinois Finance Authority, Hospital Sisters Services Ser 2008 A	1.75	10/06/08	1.75	20,000,000

	Kentucky
10,000	Kentucky Asset Liability Commission, General Fund Second Ser 2005 A-1	1.65	10/08/08	1.65	10,000,000

	Maryland
20,000	Maryland Health & Educational Facilities Authority, Johns Hopkins Health System Ser 2007 D	4.00	10/01/08	4.00	20,000,000

	Massachusetts
20,000	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	1.63	02/05/09	1.63	20,000,000
24,000	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	1.60	12/04/09	1.60	24,000,000
20,000	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	1.80	02/05/09	1.80	20,000,000

	Michigan
80,000	Michigan, Multi-Modal School Loan Ser 2005 C	3.50	10/28/08	3.50	80,000,000

	Minnesota
24,000	University of Minnesota Regents, Ser 2007 C	1.55	10/14/08	1.55	24,000,000

	Nevada
20,250	Las Vegas Valley Water District, Water Ser 2004 B	1.57	10/14/08	1.57	20,250,000

	Tennessee
20,000	Tennessee School Bond Authority, Higher Educational Facilities Ser 1997 A	1.70	12/04/08	1.70	20,000,000

	Texas
	Harris County Metropolitan Transit Authority,
66,000	Sales & Use Tax Ser A	1.55	10/06/08	1.55	66,000,000
	Houston,
15,000	Ser D	1.70	10/07/08	1.70	15,000,000
43,300	Ser D	1.65	11/06/08	1.65	43,300,000
13,000	Texas A&M University, Ser B	1.55	02/05/09	1.65	13,000,000
39,200	Texas Municipal Power Agency, Ser 2005 A	1.60	10/15/08	1.70	39,200,000
	University of Texas Regents,
10,000	Permanent University Fund Notes Ser 2007 A	1.60	11/12/08	1.70	10,000,000
18,000	Permanent University Fund Ser A	1.55	10/08/08	1.55	18,000,000
20,000	Permanent University Fund Ser A	1.55	10/14/08	1.55	20,000,000
20,520	Permanent University Fund Ser A	1.55	10/15/08	1.55	20,520,000
7,000	Permanent University Fund Ser A	1.65	02/05/09	1.55	7,000,000

	Utah
26,700	Intermountain Power Agency, UT, 1997 Ser B-1	1.55	11/13/08	1.55	26,700,000

	Wisconsin
20,450	Wisconsin Health & Educational Facilities Authority, Hospital Sisters Services Inc Ser 2008 B	1.75	01/12/09	1.75	20,450,000

	Total Tax-Exempt Commercial Paper (Cost $599,420,000)				599,420,000

	Short-Term Municipal Notes (9.1%)
	California
60,000	Los Angeles Unified School District, Ser 2007 A TRANs, dtd 12/11/07	4.00	12/29/08	3.18	60,117,230

	Idaho
34,000	Idaho, Ser 2008 TANs, dtd 07/01/08 (WI)	3.00	06/30/09	1.72	34,318,599

	Indiana
20,000	Indiana Bond Bank, Midyear Funding Notes Ser 2008 A, dtd 10/01/08	3.00	05/28/09	1.82	20,180,678
8,050	Indianapolis Local Public Improvement Bond Bank, Ser 2008 A-1 Notes, dtd 06/26/08	2.25	10/01/08	1.82	8,050,000

	Kansas
60,000	Wichita, Renewal & Improvement Temporary Notes Ser 224, dtd 10/01/08	3.00	02/19/09	1.82	60,342,078

	Massachusetts
6,000	New Bedford, Ser 2008 RANs, dtd 10/01/08	2.75	06/30/09	4.10	6,019,825
16,000	Pioneer Valley Transit Authority, Ser 2007 RANs, dtd 08/01/08	3.00	10/01/08	4.10	16,068,553
11,000	Worcester Regional Transit Authority, Ser 2008 RANs, dtd 06/27/08	3.25	06/26/09	2.75	11,039,280

	Missouri
10,000	St Louis, General Fund Ser 2008 TRANs, dtd 07/01/08 (WI)	3.25	06/30/09	1.77	10,108,352

	New Jersey
4,000	Galloway Township, NJ, Ser 2008 BANs, dtd 10/03/08	3.00	09/11/09	1.77	4,034,803

	New York
20,000	Greater Southern Tier Board of Cooperative Educational Services, Supervisory District Ser 2008 RANs, dtd 10/01/08	2.75	06/30/09	1.77	20,089,634

20,000	Patchogue-Medford Union Free School District, Ser 2008 TANs, dtd 10/01/08	4.00	06/24/09	1.77	20,227,696
4,750	Poughkeepsie Town, Ser 2008 BANs, dtd 10/03/08	2.75	03/20/09	1.77	4,768,743

	Ohio
35,000	American Municipal Power - Ohio Inc, Prairie Street Ser 2008 BANs, dtd 10/01/08	3.25	04/01/09	1.77	35,209,895
4,000	Greene County, Certificates of Indebtedness Ser 2008 E, dtd 10/03/08	2.50	05/19/09	1.77	4,018,696
4,000	Lucas County, Ser 2008 BANs, dtd 10/01/08	3.25	07/30/09	1.77	4,042,297

	Oregon
56,000	Oregon, Ser 2008 A TANs, dtd 07/01/08 (WI)	3.00	06/30/09	1.70	56,533,120

	South Carolina
20,000	Charleston County School District, Ser 2008 TANs, dtd 10/01/08	2.50	04/01/09	1.77	20,098,757
62,000	South Carolina Association of Governmental Organizations, Ser 2008 A COPs, dtd 10/01/08	3.00	04/15/09	1.77	62,479,825
45,000	South Carolina Association of Governmental Organizations, Ser 2008 C COPs, dtd 10/01/08	3.00	03/02/09	1.77	45,275,577

	Texas
30,000	Harris County, Series 2008 TANs, dtd 10/01/08	3.00	02/26/09	1.77	30,125,252
240,000	Texas, Ser 2008 TRANs, dtd 10/01/08	3.00	08/28/09	1.77	242,951,976

	Washington
30,000	King County, Ser 2007 BANs, dtd 11/07/07	4.25	10/30/08	3.42	30,019,121

	Wisconsin
70,000	Wisconsin, Operating Notes Ser 2008, dtd 07/01/08 (WI)	3.00	06/15/09	1.70	70,631,454

	Total Short-Term Municipal Notes (Cost $876,751,440)				876,751,440

NUMBER OF
SHARES (000)
Investment Company (c) (13.8%)
1,333,200	Morgan Stanley Institutional Liquidity Government Portfolio – Institutional Class (Cost $1,333,200,000)	1,333,200,000

Total Investments (Cost $8,260,411,440) (d)	85.4%	8,260,411,440

Other Assets in Excess of Liabilities	14.6	1,415,374,085

Net Assets	100.0%	$9,675,785,525

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
STARS	Short-Term Adjustable Rate Securities.
TANs	Tax Anticipation Notes.
TRANs	Tax Revenue Anticipation Notes.
WI	Security purchased on a when-issued basis.
(a)	Rate shown is the rate in effect at September 30, 2008.
(b)	Date on which the principal amount can be recovered through demand.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class.

(d)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
PSF	Texas Permanent School Fund Guarantee Program.
Radian	Radian Asset Assurance Inc.

Active Assets Tax-Free Trust

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$8,260,411,440	$1,333,200,000	$6,927,211,440	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008